Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Aug. 11, 2022	Mar. 31, 2022	Dec. 31, 2021
Subsequent Event [Member] | Laboratory Space in Lexington [Member]
Subsequent Event [Line Items]
Operating Leases, Rent Expense, Minimum Rentals		$ 3.9
Operating Lease Annual Rent Increase Percentage		3.00%
Collaboration Agreement [Member] | Serum Institute of India Private Limited [Member]
Subsequent Event [Line Items]
License Fees Received			$ 5.0
Revenue From Milestone Payments			$ 22.0
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale of shares	27,640,301
Purchase price per share	$ 3.92
Committed amount	$ 108.4